1
DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2022
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2
Shares Security Description Value
Common Stock - 95.8%
Communication Services - 3.5%
18,862 Cable One, Inc. $ 27,618,495
Consumer Discretionary - 5.4%
58,415 Bright Horizons Family Solutions,
Inc.
(a)
7,751,086
169,789 CarMax, Inc.
(a)
16,381,243
171,555 Chewy, Inc.
(a)
6,996,013
41,256 Floor & Decor Holdings, Inc.,
Class A
(a)
3,341,736
72,735 Wayfair, Inc., Class A
(a)
8,057,583
42,527,661
Financials - 6.6%
21,350 Markel Corp.
(a)
31,496,374
61,002 Moody's Corp. 20,582,685
52,079,059
Health Care - 19.6%
278,071 Azenta, Inc. 23,046,525
61,443 Bio-Techne Corp. 26,607,277
15,708 IDEXX Laboratories, Inc.
(a)
8,593,218
92,070 Illumina, Inc.
(a)
32,169,258
47,596 Intuitive Surgical, Inc.
(a)
14,358,761
78,759 Teleflex, Inc. 27,946,056
97,558 Veeva Systems, Inc., Class A
(a)
20,727,173
153,448,268
Industrials - 27.5%
329,232 CoStar Group, Inc.
(a)
21,930,144
409,726 Fastenal Co. 24,337,724
218,300 HEICO Corp., Class A 27,686,989
54,315 Old Dominion Freight Line, Inc. 16,222,804
65,260 SiteOne Landscape Supply, Inc.
(a)
10,551,889
48,227 TransDigm Group, Inc.
(a)
31,421,820
117,366 Verisk Analytics, Inc. 25,190,265
238,423 Waste Connections, Inc. 33,307,693
631,432 WillScot Mobile Mini Holdings
Corp.
(a)
24,707,934
215,357,262
Information Technology - 20.2%
99,798 ANSYS, Inc.
(a)
31,700,835
30,028 Atlassian Corp. PLC, Class A
(a)
8,823,127
233,156 BlackLine, Inc.
(a)
17,071,682
52,580 Coupa Software, Inc.
(a)
5,343,705
65,039 Crowdstrike Holdings, Inc.,
Class A
(a)
14,769,056
145,817 Guidewire Software, Inc.
(a)
13,797,205
62,358 Okta, Inc.
(a)
9,413,564
380,708 PROS Holdings, Inc.
(a)
12,681,383
142,064 Sprout Social, Inc., Class A
(a)
11,382,168
42,613 Twilio, Inc.
(a)
7,023,048
Shares Security Description Value
Information Technology - 20.2% (continued)
24,918 Tyler Technologies, Inc.
(a)
$ 11,085,769
54,914 WNS Holdings, Ltd., ADR
(a)
4,694,598
90,114 Workiva, Inc.
(a)
10,633,452
158,419,592
Materials - 6.0%
146,700 Ecolab, Inc. 25,901,352
113,140 Vulcan Materials Co. 20,783,818
46,685,170
Real Estate - 7.0%
215,272 CBRE Group, Inc., Class A
(a)
19,701,693
102,226 SBA Communications Corp. REIT 35,175,967
54,877,660
Total Common Stock (Cost $632,261,820) 751,013,167
Money Market Fund - 3.8%
29,756,438 First American Treasury
Obligations Fund,
Class X, 0.01%
(b)
(Cost $29,756,438) 29,756,438
Investments, at value - 99.6% (Cost
$662,018,258) $ 780,769,605
Other Assets & Liabilities, Net - 0.4% 2,984,421
Net Assets - 100.0% $ 783,754,026
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31,
2022.

DF DENT GROWTH FUNDS
DF DENT MIDCAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2022
in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the
U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock and Level
2 is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 751,013,167
Level 2 - Other Significant Observable Inputs 29,756,438
Level 3 - Significant Unobservable Inputs –
Total $ 780,769,605